Consolidated Statement of Changes in Stockholders' Accumulated Deficit (as restated) - USD ($)	Total	Common stock	Additional paid-in capital	Accumulated other comprehensive income	Preferred stock	Warrants	Accumulated deficit
Beginning balance (Previously reported) at Jun. 30, 2013	$ (7,712,924)	$ 31,150	$ 7,585,810	$ 21,178		$ 6,441,700	$ (21,792,762)
Beginning balance (Restatement adjustments)	(5,113,500)					(6,288,594)	1,175,094
Beginning balance at Jun. 30, 2013	(12,826,424)	$ 31,150	$ 7,585,810	$ 21,178		$ 153,106	$ (20,617,668)
Balance (in shares) (Previously reported) at Jun. 30, 2013		31,150,009
Balance (in shares) at Jun. 30, 2013		31,150,009
Exercise of placement agent warrants (note 8)	102,800	$ 124	102,676
Exercise of placement agent warrants (note 8) (shares)		123,810
Exercise of CA$0.50 unit warrants (note 8)	259,315	$ 241	259,074
Exercise of CA$0.50 unit warrants (note 8) (shares)		241,000
Exercise of Investor Warrants net of cash issue costs (note 8)	2,477,090	$ 3,929	2,473,161
Exercise of Investor Warrants net of cash issue costs (note 8) (shares)		3,929,524
Reclassification of derivative liability to equity upon exercise of Investor Warrants (note 7)	1,110,548		1,110,548
Exercise of CA$0,50 broker warrants (note 8)	$ 3,660	$ 8	4,751			$ (1,099)
Exercise of CA$0,50 broker warrants (note 8) (shares)		8,000
Expiration of broker warrants (note 8)			556			(556)
Shares issued for services (note 8)	$ 633,500	$ 540	632,960
Shares issued for services (note 8) (shares)		540,000
Stock-based compensation (note 8)	979,942		979,942
Income\Loss for the period	6,358,408						$ 6,358,408
Ending balance at Jun. 30, 2014	(901,161)	$ 35,992	13,149,478	$ 21,178		$ 151,451	$ (14,259,260)
Balance (in shares) at Jun. 30, 2014		35,992,343
Exercise of Investor Warrants net of cash issue costs (note 8)	1,266,177	$ 1,986	1,264,191
Exercise of Investor Warrants net of cash issue costs (note 8) (shares)		1,986,074
Reclassification of derivative liability to equity upon exercise of Investor Warrants (note 7)	391,422		391,422
Shares issued upon the exchange of warrants (note 7)	977,897	$ 946	976,951
Shares issued upon the exchange of warrants (note 7) (shares)		945,514
Reclassification of derivative liability to equity upon amendment of warrant terms (note 7)	975,278		975,278
Reclassification of stock option liability (note 8)	38,038		38,038
Exercise of CA$0,50 broker warrants (note 8)	$ 138,000	$ 345	187,034			$ (49,379)
Exercise of CA$0,50 broker warrants (note 8) (shares)		345,000
Expiration of broker warrants (note 8)			$ 12,640			$ (12,640)
Issuance of Series A preferred stock (note 5)	$ 278,530				$ 278,530
Shares issued for services (note 8)	181,187	$ 187	$ 181,000
Shares issued for services (note 8) (shares)		187,000
Stock-based compensation (note 8)	187,176		$ 187,176
Series A preferred stock dividend (note 5)	(6,267)						$ (6,267)
Income\Loss for the period	(4,347,767)						(4,347,767)
Ending balance at Jun. 30, 2015	$ (821,490)	$ 39,456	$ 17,363,208	$ 21,178	$ 278,530	$ 89,432	$ (18,613,294)
Balance (in shares) at Jun. 30, 2015		39,455,931